Fair Value Of Financial Instruments (Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option) (Details) (JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	¥ (8)	[1]	¥ 10	[1]	¥ 7	[1]
Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(26)	[1]	(44)	[1]	(150)	[1]
Trading Assets [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	0	[1],[2]	(4)	[1],[2]	(1)	[1],[2]
Private Equity Investments [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	(12)	[1],[2]	0	[1],[2]	0	[1],[2]
Loans And Receivables [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	(6)	[1]	8	[1]	8	[1]
Collateralized Agreements [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	10	[1],[3]	6	[1],[3]
Other [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	0	[1],[2]
Short-Term Borrowings [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(14)	[1],[4]	(7)	[1],[4]	(3)	[1],[4]
Collateralized Financing [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(1)	[1],[3]	0	[1],[3]
Long-Term Borrowings [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(11)	[1],[4],[5]	(37)	[1],[4],[5]	(147)	[1],[4],[5]
Other Liabilities [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	¥ 0	[1],[6]

[1]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes resale and repurchase agreements.
[4]	Includes structured notes and other financial liabilities.
[5]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[6]	Includes loan commitments.